Income Taxes - Components of Partnership's Deferred Tax Assets and Liabilities (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Net operating loss carry forward	$ 702.3